Operating Revenue	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
OPERATING REVENUE	OPERATING REVENUE
The Company derives its revenue from contracts with customers for the following major products and services lines.
a.Disaggregation of revenue

	For the Year Ended December 31
	2021	2020	2019
Main products and service revenues
Sales of electric scooters and related parts	$248,137	$267,497	$384,480
Energy services revenue	99,587	78,626	44,497
Leasing revenue	10,304	7,400	578
Sales-related services revenue	6,844	7,253	5,689
Others	1,137	3,349	3,996
	$366,009	$364,125	$439,240
b.Contract balances

	December 31, 2021	December 31, 2020	January 1 2020

Trade receivables (Note 7)	$16,625	$13,475	$19,750
Contract liabilities - current
Products and energy service	$18,753	$13,540	$27,229
The Company recognized revenue from contract liability existing at January 1, 2020, 2019 and 2018 amounting to $12,893 thousand, $27,194 thousand and $19,798 thousand for the years ended December 31, 2021, 2020 and 2019, respectively.